PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2010
Cost:
Computers and peripheral equipment	$254	$262
Office furniture and equipment	194	197
Leasehold improvements	24	45
	472	504
Accumulated depreciation:
Computers and peripheral equipment	246	244
Office furniture and equipment	128	120
Leasehold improvements	2	30
	376	394
Depreciated cost	$96	$110

Depreciation expenses for the years ended December 31, 2011, 2010 and 2009, were $28, $47 and $77, respectively.